Fair Value Measurements - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 26,341	$ 18,566	$ 14,889	$ 10,432
Loan to joint venture	9,830	9,830
Long-term debt, including current portion	(735,701)	(908,730)
Carrying Amount Asset/ (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	26,341	18,566
Carrying Amount Asset/ (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 2 [Member] | Interest rate swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(33,631)	(37,597)
Carrying Amount Asset/ (Liability) [Member] | Fair Value, Measurements, Non-recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loan to joint venture	9,830	9,830
Carrying Amount Asset/ (Liability) [Member] | Fair Value, Measurements, Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	252,068	67,893
Vessel held for sale	9,114
Long-term debt, including current portion	(735,701)	(908,730)
Carrying Amount Asset/ (Liability) [Member] | Fair Value, Measurements, Non-recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in term loans and interest receivable	119,385	118,598
Fair Value Asset/ (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	26,341	18,566
Fair Value Asset/ (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 2 [Member] | Interest rate swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(33,631)	(37,597)
Fair Value Asset/ (Liability) [Member] | Fair Value, Measurements, Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	252,068	67,893
Vessel held for sale	9,114
Long-term debt, including current portion	(648,724)	(811,617)
Fair Value Asset/ (Liability) [Member] | Fair Value, Measurements, Non-recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in term loans and interest receivable	$ 117,784	$ 120,222